Income Taxes (Tables)	6 Months Ended
Jun. 30, 2025
Income taxes
Schedule of amounts recognised in profit or loss

	Six months ended 30 June
US$ thousand	2025	2024
Current income tax expense	4,996	3,521
	4,996	3,521

Deferred tax (benefit)/expense
Origination and reversal of temporary differences	(7,510)	3,545
	(7,510)	3,545
Total income tax (benefit)/expense	(2,514)	7,066